Redeemable Non-Controlling Interests and Non-Controlling Interests - Schedule of Change in Carrying Amount of Redeemable Non-Controlling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Beginning Balance at January 1, 2018	$ 6,393,530
Preferred shares exchanged into redeemable non-controlling interests		$ 6,167,333
Net income (loss) attributable to redeemable non-controlling interests	(27,068)	96,301
Accretion to redemption value of redeemable non-controlling interests	311,757	129,896
Ending Balance at December 31, 2018		$ 6,393,530
Acquisition of redeemable non-controlling interests	$ (6,678,219)